Organization and Nature of Operations	3 Months Ended	12 Months Ended
	Jun. 30, 2019	Mar. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Nature of Operations

Note 1 — Organization and Nature of Operations

Earth Science Tech, Inc. (“ETST” or the “Company”) was incorporated under the laws of the State of Nevada on April 23, 2010. ETST is a unique biotechnology company focused on researching and developing innovative hemp extracts and making them accessible worldwide. ETST plans to be a supplier of high quality hemp oil enriched with high-grade CBD. ETST’s primary goal is to advance different high quality hemp extracts with a broad profile of cannabinoids and additional natural molecules found in industrial hemp and to identify their distinct properties.

Our missions are to educate the public on the many and varied nutritional and health benefits of CBD-rich hemp oil, to optimize purity in formulation, and to find new product delivery systems. Our corporate strategy in developing our operations is as follows.

To design and produce CBD enhanced nutraceutical products for sale to the general public. We intend to create high-grade CBD-rich hemp oil and other CBD containing products unique to the current market in the nutraceuticals industry. We believe that our formulations will set us apart from competing products for promoting health. We have formulated and produced our initial CBD products, intended for, subject to performance, treating various symptoms of diseases and ailments or for overall health. The Company plans to expand manufacturing and marketing of these CBD products with expansion of products over the next five years.

To offer a wide selection of health and nutrition products through online, clinics, pharmacies, and in-store retail. Through our wholly owned subsidiary, we plan to continue expanding retail sales of nutritional supplements through online, clinics, pharmacies, and in-store sales. Our product selection includes many high-quality supplement brands, and includes our proprietary CBD-rich hemp oil.

Note 1 — Organization and Nature of Operations

Earth Science Tech, Inc. (“ETST” or the “Company”) was incorporated under the laws of the State of Nevada on April 23, 2010. ETST is a unique biotechnology company focused on cutting edge nutraceuticals and Bioceuticals designed to excel in industries such as health, wellness, nutrition, supplement, cosmetic and alternative medicine to improve illnesses and the quality of life for consumers worldwide. The Company sells its products through its retail store located in Coral Gables Florida and through the internet. ETST is currently focused on delivering nutritional and dietary supplements that help with treating symptoms such as: chronic pain, joint pain, inflammation, seizures, high blood pressure, memory loss, depression, weight management, nausea and aging. ETST products include vitamins, minerals, herbs, botanicals, personal care products, homeopathies, functional foods, and other products. These products are marketed in various formulations and delivery forms including capsules, tablets, soft gels, chewables, liquids, creams, sprays, powders, and whole herbs. During 2015, ETST entered into a license and distribution agreement to provide its Cannabidiol oil to retailers in the vaping industry.